Liquidity, Financial Condition and Management's Plans (10K) (Details Narrative) - USD ($)			3 Months Ended		5 Months Ended	12 Months Ended
	Jan. 19, 2015	Feb. 06, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jul. 27, 2013
Liquidity Financial Condition And Managements Plans
Proceeds from private placement	$ 433,000	$ 1,875,000
Net cash used in operating activities			$ 101,367	$ 258,631	$ (5,476)	$ 1,061,303
Net loss			3,349,546	1,451,744	(17,125)	14,757,016
Cash			3,697	$ 1,409,131	$ 9,052	5,403
Working capital deficiency			$ 2,100,000			$ 198,023